Label	Element	Value
Matthews Asia Innovators Active ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matthews Asia Innovators Active ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of this Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. Because the Fund is newly formed and has not commenced operations as of the date of this prospectus, no portfolio turnover data is available for the Fund.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Matthews Asia Innovators Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the MSCI All Country Asia ex Japan Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.
It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.
The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.
The Fund expects to focus its investments in the common and preferred stocks of companies in science-related and technology-related sectors, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more additional sectors, including the consumer discretionary sector and other sectors, but the Fund may invest in companies in any sector. The implementation of the Fund’s principal investment strategies may also result in high portfolio turnover rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:
Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.
Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.
Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks due to, among other factors, different accounting standards; variable quality and reliability of financial information and related audits of companies; higher brokerage costs and thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss. Frontier markets, a subset of emerging markets, generally have smaller economies and even less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes, which could lead to greater price volatility and illiquidity.
Risks Associated with Investing in Innovative Companies: The standards for assessing innovative companies tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.
High Portfolio Turnover Risk: The Fund’s principal investment strategies may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate higher taxable gains for shareholders of the Fund.
Equity Securities Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry.
Preferred Stock Risk: Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.
Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.
Science and Technology Companies Risk: As a fund that invests in companies in science-related and technology-related sectors, the Fund is subject to the risks associated with those sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related sectors and to factors that affect these sectors, relative to a broadly diversified fund. Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions, and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by changes in governmental policies. The possible loss or impairment of intellectual property rights may also negatively impact science and technology companies.
Concentration Risk: By focusing on a sector or group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund may concentrate in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).
ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk: Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as APs, and none of these APs are or will be obligated to engage in creation or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace with respect to the Fund’s shares. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade the Fund’s shares in the secondary market): (i) APs exit the business or otherwise become unable to process creation and/or redemption orders (including in situations where Aps have limited or diminished access to capital required to post collateral), and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Cash Redemption Risk: Unlike many ETFs, the Fund’s investment strategy may require it to redeem shares of the Fund for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used. Cash redemptions may also entail higher transaction costs than in‑kind redemptions, which costs may be passed on to redeemers of creation units of Fund shares in the form of redemption transaction fees.
•	Costs of Buying or Selling Shares: Due to the costs of buying or selling, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments. The bid/ask spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid/ask spread may increase significantly. This means that Fund shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares of the Fund and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
•	Shares May Trade at Prices Other Than NAV: As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although the creation/redemption feature is designed to help the market price of Fund shares approximate the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV and there may be times when the market price of Fund shares is more than the intra‑day value of the Fund’s holdings (premium) or less than the intra‑day value of the Fund’s holdings (discount) due to supply and demand of the Fund’s shares during periods of market volatility or for other reasons. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases shares of the Fund at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Given the nature of the relevant markets for certain of the securities for the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the NAV of Fund shares may widen.
•	Trading: Although shares of the Fund are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that the shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the exchange occurs, a shareholder may be unable to purchase or sell shares of a Fund. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economies, interest rates, competition and consumer confidence. Success of companies in the consumer discretionary sector depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.
Risks Associated with Medium‑Size Companies: Medium‑size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risks Associated with China and Hong Kong: The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. As demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and
Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation for a full calendar year, performance (including total return) and financial information will be presented. The Fund’s primary benchmark is the MSCI All Country Asia ex Japan Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation for a full calendar year, performance (including total return) and financial information will be presented.
Matthews Asia Innovators Active ETF | Matthews Asia Innovators Active ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
One year:	rr_ExpenseExampleYear01	$ 81
Three years:	rr_ExpenseExampleYear03	$ 252

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.